As filed with the Securities and Exchange Commission on November 4, 2022

Securities Act File No. 333-173276

Investment Company Act of 1940 File No. 811-22542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 207	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 213	☒

SSGA Active Trust

(Exact Name of Registrant as Specified in Charter)

One Iron Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-1465

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on December 4, 2022 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on _________________ pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on _________________ pursuant to Rule 485, paragraph (a)(2)
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 207 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until December 6, 2022, the effectiveness of Post-Effective Amendment No. 150 to the Registrant’s Registration Statement on Form N-1A related to the SPDR [SSGA Responsible Reserves ESG] ETF, which was filed pursuant to Rule 485(a) under the Securities Act on December 20, 2019 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SSGA Active Trust, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 4th day of November, 2022.

SSGA ACTIVE TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Dwight D. Churchill* Dwight D. Churchill	Trustee	November 4, 2022

/s/ Carolyn M. Clancy* Carolyn M. Clancy	Trustee	November 4, 2022

/s/ Clare S. Richer* Clare S. Richer	Trustee	November 4, 2022

/s/ Kristi L. Rowsell* Kristi L. Rowsell	Trustee	November 4, 2022

/s/ Sandra G. Sponem* Sandra G. Sponem	Trustee	November 4, 2022

/s/ Carl G. Verboncoeur* Carl G. Verboncoeur	Trustee	November 4, 2022

/s/ Gunjan Chauhan* Gunjan Chauhan	Trustee	November 4, 2022

/s/ James E. Ross* James E. Ross	Trustee	November 4, 2022

/s/ Ellen M. Needham Ellen M. Needham	President and Principal Executive Officer	November 4, 2022

/s/ Bruce S. Rosenberg Bruce S. Rosenberg	Treasurer and Principal Financial Officer (fulfills the role of Principal Accounting Officer)	November 4, 2022

*By:	/s/ David Urman
David Urman
As Attorney-in-Fact Pursuant to Power of Attorney